CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net revenues
Total net revenues	¥ 30,225,681	¥ 29,379,510	¥ 27,597,193
Costs and expenses
Selling, general and administrative	2,976,351	3,090,495	2,868,485
Total costs and expenses	27,758,136	26,979,648	25,602,821
Operating income	2,467,545	2,399,862	1,994,372
Other income (expense)
Interest and dividend income	225,495	179,541	158,983
Interest expense	(28,078)	(27,586)	(29,353)
Foreign exchange gain, net	12,400	22,664	33,601
Unrealized gains (losses) on equity securities	(341,054)
Other income (loss), net	(50,843)	45,948	36,222
Total other income (expense)	(182,080)	220,567	199,453
Income before income taxes and equity in earnings of affiliated companies	2,285,465	2,620,429	2,193,825
Provision for income taxes	659,944	504,406	628,900
Equity in earnings of affiliated companies	360,066	470,083	362,060
Net income	1,985,587	2,586,106	1,926,985
Less - Net income attributable to noncontrolling interests	(102,714)	(92,123)	(95,876)
Net income attributable to Toyota Motor Corporation	¥ 1,882,873	¥ 2,493,983	¥ 1,831,109
Net income attributable to Toyota Motor Corporation per common share
- Basic	¥ 650.55	¥ 842.00	¥ 605.47
- Diluted	¥ 645.11	¥ 832.78	¥ 599.22
Product [Member]
Net revenues
Total net revenues	¥ 28,105,338	¥ 27,420,276	¥ 25,813,496
Costs and expenses
Cost of goods and services sold	23,389,495	22,600,474	21,543,035
Financial Service [Member]
Net revenues
Total net revenues	2,120,343	1,959,234	1,783,697
Costs and expenses
Cost of goods and services sold	¥ 1,392,290	¥ 1,288,679	¥ 1,191,301